Borrowings and other financial liabilities - Detailed information about borrowings (Parenthetical) (Detail) - Oyu Tolgoi [member] $ in Billions	Dec. 14, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Project finance facility	$ 4.4
Debt cap	6.0
Supplemental debt	1.6
Additional drawn down amount available under borrowing facility	$ 0.1